Significant Events During the Period (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands					6 Months Ended
	Jun. 15, 2023	Jun. 09, 2023 USD ($)	Feb. 16, 2023 USD ($)	Feb. 16, 2023 ILS (₪)	Jun. 30, 2023 USD ($) $ / shares shares T	Jun. 30, 2023 ILS (₪) shares T	Jun. 30, 2023 ₪ / shares	Jun. 09, 2023 ₪ / shares
Significant Events During the Period (Details) [Line Items]
The amount received from issuing ordinary shares			$ 3,590,000	₪ 12,463
Investor agreements, description					Under the investor agreements the Company issued 2,338,264 units, each consisting of one Ordinary Share of NIS 0.02 and one non-registrable and non-tradeable warrant at a price of NIS 5.33 (USD 1.55) per each issued Unit. Each warrant is exercisable into one Ordinary Share subject to payment of exercise price of NIS 6.13 (USD 1.78) per warrant for a term of five (5) years from the issuance date of the offered warrants.	Under the investor agreements the Company issued 2,338,264 units, each consisting of one Ordinary Share of NIS 0.02 and one non-registrable and non-tradeable warrant at a price of NIS 5.33 (USD 1.55) per each issued Unit. Each warrant is exercisable into one Ordinary Share subject to payment of exercise price of NIS 6.13 (USD 1.78) per warrant for a term of five (5) years from the issuance date of the offered warrants.
Issuance costs					$ 29,000
Placement proceeds that was allocated to share capital and premium					2,240,000
Total Investment of private placement					$ 1,000,000
Basic salary discount percentage					15.00%	15.00%
Market share price discount percentage					15.00%	15.00%
Unpaid salary, description					the Company converted the unpaid salary balance of Mr. Brenmiller as at December 31, 2022 (in respect of prior years) in the amount of NIS 790 thousand (approximately USD 225 thousand), into equity under the terms of the Private Placement to the Investors and the Private Placement to Mr. Brenmiller, as described in A above, respectively, except the exercise period as described below. Accordingly, the Company granted Mr. Brenmiller 148,217 units, consisting of 148,217 Ordinary Shares of NIS 0.02 par value and 148,217 associated Warrants, at a price of NIS 5.33 (USD 1.55) per each issued unit. Each warrant is exercisable into one Ordinary Share subject to payment of exercise price of NIS 6.13 (USD 1.78) per warrant and has a term of two (2) years as of the issuance date of the warrants for Mr. Brenmiller.	the Company converted the unpaid salary balance of Mr. Brenmiller as at December 31, 2022 (in respect of prior years) in the amount of NIS 790 thousand (approximately USD 225 thousand), into equity under the terms of the Private Placement to the Investors and the Private Placement to Mr. Brenmiller, as described in A above, respectively, except the exercise period as described below. Accordingly, the Company granted Mr. Brenmiller 148,217 units, consisting of 148,217 Ordinary Shares of NIS 0.02 par value and 148,217 associated Warrants, at a price of NIS 5.33 (USD 1.55) per each issued unit. Each warrant is exercisable into one Ordinary Share subject to payment of exercise price of NIS 6.13 (USD 1.78) per warrant and has a term of two (2) years as of the issuance date of the warrants for Mr. Brenmiller.
Employees and service providers, description					(a) 22,164 RSU shares in exchange for employees salary of NIS 207 thousand (approximately USD 58 thousand); these shares vest mainly over 12 months, of which 3 months have vested), (b) 39,892 RSU shares in exchange for service providers salary of NIS 254 thousand (approximately USD 71 thousand); these shares vest mainly over 12 months, of which 6 months have vested), and (c) bonuses in fully vested 473,171 RS shares to employees and service providers, with estimated value in the amount of NIS 2,328 thousand (USD 649 thousand).	(a) 22,164 RSU shares in exchange for employees salary of NIS 207 thousand (approximately USD 58 thousand); these shares vest mainly over 12 months, of which 3 months have vested), (b) 39,892 RSU shares in exchange for service providers salary of NIS 254 thousand (approximately USD 71 thousand); these shares vest mainly over 12 months, of which 6 months have vested), and (c) bonuses in fully vested 473,171 RS shares to employees and service providers, with estimated value in the amount of NIS 2,328 thousand (USD 649 thousand).
Vested share options (in Shares) | shares					33,536	33,536
Bonus payment amount					$ 46,000	₪ 165
Share options (in Shares) | shares					13,643	13,643
Amount exchange salary					$ 44,000	₪ 157
Share options amount granted in exchange for salary					10.00%	10.00%
Approval grant from the israeli ministry of environmental protection					$ 610,000	₪ 2,200
Total capacity (in US Tons) | T					14	14
Principal ordinary shares par value (in New Shekels per share) | ₪ / shares								₪ 0.02
Ordinary shares aggregate offering price		$ 9,350,000
Premium market price percentage					33.00%	33.00%
Private Placement [Member]
Significant Events During the Period (Details) [Line Items]
Private placement amount (in Shares) | shares					645,028	645,028
Warrants [Member]
Significant Events During the Period (Details) [Line Items]
Exercisable price | (per share)					$ 1.2		₪ 4.4
Placement proceeds that was allocated to warrants					$ 1,350,000
June 2023 Private Placement [Member]
Significant Events During the Period (Details) [Line Items]
Issuance costs					20,000
Placement proceeds that was allocated to share capital and premium					1,570,000
Private placement, description	the Company completed a private placement offering of its securities for the aggregate gross proceeds of USD 2.5 million (NIS 8.97 million) with one of the Company’s shareholders, a Switzerland-based company. The placement included 2,487,778 units ( “Units”), each Unit consisting of one ordinary share of the Company, par value NIS 0.02 per share (the “Ordinary Shares”), and one non-tradeable warrant to purchase one ordinary share, at a price per Unit of $1.00.
June 2023 Private Placement [Member] | Warrants [Member]
Significant Events During the Period (Details) [Line Items]
Placement proceeds that was allocated to warrants					$ 930,000